Directors Affected by Gold Fields Management Scheme Modification (Detail) - The Gold Fields Limited 2005 Share Plan - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average instrument price	$ 6.03	$ 7.89	$ 8.89	$ 12.53
Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options	1,025,178	1,818,261	3,151,728	4,318,909
Average instrument price	$ 6.03	$ 7.89
Contractual life extended by (years)	10 months 2 days	1 year 5 months 23 days
Stock Appreciation Rights | Nicholas J. Holland
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options			121,428
Average instrument price			$ 8.21
Contractual life extended by (years)			1 month 28 days
Stock Appreciation Rights | Paul Schmidt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options			75,082
Average instrument price			$ 8.56
Contractual life extended by (years)			2 months 1 day